GOLDMAN SACHS ETF TRUST
Goldman Sachs Community Municipal Bond ETF
(the “Fund”)
Supplement dated April 21, 2025 to the
Prospectus, Summary Prospectus and Statement of Additional Information (the “SAI”),
each dated December 29, 2024, as supplemented to date
Upon the recommendation of the Fund’s investment adviser, Goldman Sachs Asset Management, L.P. (“GSAM”), the Board of Trustees of the Goldman Sachs ETF Trust recently approved changes to the Fund’s name and underlying index, together with related changes to the Fund’s investment objective and principal investment strategy. The Fund’s name will change to the “Goldman Sachs Access Municipal Bond ETF.” The Fund’s underlying index will change to the Bloomberg Municipal 1‑17 Year ex AMT Index. These changes will be effective after the close of business on June 30, 2025 (the “Effective Date”). Additionally, as previously announced on March 17, 2025, the Fund’s unitary management fee rate payable to GSAM was reduced to 0.08% of the Fund’s average daily net assets effective on March 31, 2025.
Accordingly, on the Effective Date, the Fund’s Prospectus, Summary Prospectus, and SAI are revised as follows:
All references in the Prospectus, Summary Prospectus and SAI to the “Goldman Sachs Community Municipal Bond ETF” are replaced with “Goldman Sachs Access Municipal Bond ETF.”
The following replaces in its entirety the “Goldman Sachs Community Municipal Bond ETF—Summary—Investment Objective” section in the Prospectus and Summary Prospectus and the first sentence of the “Investment Management Approach—Investment Objective” section in the Prospectus:
The Goldman Sachs Access Municipal Bond ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Municipal 1‑17 Year ex AMT Index (the “Index”).
The following replaces in its entirety the first six paragraphs under the “Goldman Sachs Community Municipal Bond ETF—Summary—Principal Investment Strategies” section in the Prospectus and the “Principal Investment Strategies” section in the Summary Prospectus:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. The Fund also has a policy to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in municipal securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).
The Index is a rules-based index that is designed to measure the performance of the U.S. investment grade municipal securities market with remaining maturities between one and seventeen years Municipal securities include fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes) and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). As of March 31, 2025, there were 44,585 constituents in the Index and the Index had a weighted average maturity of 8.14 years.
The Index is owned and calculated by Bloomberg Index Services Limited (the “Index Provider”).
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index is normally rebalanced monthly on the last business day of each month, to account for indicative changes to securities (including credit rating change, sector reclassification, amount outstanding changes, corporate actions, and ticker changes, for example).
The following replaces in its entirety the first seven paragraphs under the “Investment Management Approach—Principal Investment Strategies” section in the Prospectus:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, and shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its assets in securities included in its underlying index.
The Fund also has a fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in municipal securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). This fundamental policy cannot be changed without shareholder approval.
The Index is a rules-based index that is designed to measure the performance of the U.S. investment grade municipal securities market with remaining maturities between one and seventeen years Municipal securities include fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes) and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). As of March 31, 2025, there were 44,585 constituents in the Index and the Index had a weighted average maturity of 8.14 years.
The Index is owned and calculated by Bloomberg Index Services Limited (the “Index Provider”). The components of the Index are market value-weighted.

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index is normally rebalanced monthly on the last business day of each month, to account for indicative changes to securities (including credit rating change, sector reclassification, amount outstanding changes, corporate actions, and ticker changes, for example).
The following replaces in its entirety the “Index Provider–Goldman Sachs Community Municipal Bond ETF” section in the prospectus:
“Bloomberg®” and the indices referenced herein (the “Indices”, and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Index (collectively, “Bloomberg”) and have been licensed for use for certain purposes to GOLDMAN SACHS ASSET MANAGEMENT, L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
The following replaces in its entirety the first paragraph of the “INTRODUCTION” section in the Fund’s SAI:
Goldman Sachs ETF Trust (the “Trust”) is an open‑end management investment company. The Trust is organized as a Delaware statutory trust and was established by an Agreement and Declaration of Trust dated December 16, 2009. The following series of the Trust are described in this SAI: Goldman Sachs Access Municipal Bond ETF, Goldman Sachs Dynamic California Municipal Income ETF, Goldman Sachs Dynamic New York Municipal Income ETF, Goldman Sachs Municipal Income ETF, and Goldman Sachs Ultra Short Municipal Income ETF. The Goldman Sachs Access Municipal Bond ETF is passively-managed and seeks to track a specified index: Bloomberg Municipal 1‑17 Year ex AMT Index (the “Index”). The Goldman Sachs Dynamic California Municipal Income ETF, Goldman Sachs Dynamic New York Municipal Income ETF, and Goldman Sachs Municipal Income ETF are actively-managed and do not seek to track a specified index.
This Supplement should be retained with your Prospectus, Summary Prospectus and SAI for future reference.

MUNIINCETFNMESTK 04‑25